Equity (Details) - USD ($)				1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2019	May 18, 2018	Apr. 06, 2018	May 31, 2019	May 17, 2019	Apr. 03, 2018	Oct. 25, 2017	Sep. 30, 2017	Sep. 29, 2017	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 12, 2019	Jun. 29, 2018	Dec. 17, 2013	Nov. 04, 2013
Equity (Textual)
Preferred stock, shares authorized										10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued										0	0	0	0
Stock issued shares value	$ 100,000										$ 1,600,000
Stock Issued shares	20,000			750,000	250,000						320,000
Common stock reverse split, description							One-for-200 reverse split
Percentage of interest rate																10.00%	10.00%
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital contribution															$ 19,999
Accrued compensation															$ 239,000
Purchase price, per share	$ 5.00									$ 5.00	$ 5.00
Debt discount												$ 518,225
Additional paid in capital				$ 2,162,408						$ 38,102,451	$ 38,102,451	33,798,526	$ 29,328,064
Fair market value	$ 2,500
Purchase agreement, description	The agreement had an initial term of six months, and renewed automatically for one additional six month term. In August 2019 the agreement was amended such that no additional compensation will be owed for the renewal term.
Mr. Goode [Member]
Equity (Textual)
Stock Issued shares				750,000
New Issued [Member]
Equity (Textual)
Outstanding promissory note														$ 10,000
Convertible note [Member]
Equity (Textual)
Aggregate of common stock shares issued			9,000,000
Convertible promissory note principal amount			$ 243,000
Chief Executive Officer [Member]
Equity (Textual)
Employment agreement, description		The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).
Lyle Hauser [Member]
Equity (Textual)
Convertible price						$ 0.0005
Aggregate principal amount						$ 68,969
Convertible promissory note principal amount						$ 68,969
Percentage of interest rate						7.00%
Fair value of the beneficial conversion feature						$ 518,225
Debt discount						$ 68,696
Vantage Group Ltd [Member]
Equity (Textual)
Aggregate of common stock shares issued						9,300,000
Aggregate of common stock shares issued, value						$ 241,650
Convertible price						$ 0.027
Aggregate principal amount						$ 518,225
Convertible promissory note principal amount						$ 518,225
Percentage of interest rate						7.00%
Extinguishment of the derivative												$ 35,294
JMG Horseshoe, LLC [Member]
Equity (Textual)
Aggregate shares sold												333,333
Aggregate gross proceeds												$ 333,333
Subscription agreement [Member]
Equity (Textual)
Aggregate shares sold												3,896,969
Aggregate gross proceeds												$ 1,866,666
Convertible Debt Securities [Member]
Equity (Textual)
Employment agreement, description													The notes mature four to twelve months from issuance and total $437,500.
Convertible promissory note principal amount													$ 518,225
Outstanding promissory note														$ 50,000
Preferred Series C
Equity (Textual)
Preferred stock, shares authorized									7,000			7,000	7,000
Preferred stock, shares issued												0	7,000
Description of convertible preferred stock									The Series C Preferred Stock was convertible into common stock at a conversion ratio determined by dividing the Series C Original Issue Price of $100 per share by the conversion price of $2.00 (such that each share of Series C Preferred Stock was convertible into 50 shares of common stock). The Series C Preferred Stock had the right to vote on an as-converted basis with the common stock, and in the event any dividends were paid on the common stock, the Series C Preferred Stock would entitled to dividends on an as-converted basis. If a Distribution Event (as defined in the Series C Certificate of Designation) occurred, the Company would pay to the holders of Series C Preferred Stock $30,000 for every $120,000 received from such Distribution Event, and the number of outstanding shares of Series C Preferred Stock would be reduced by an amount determined by dividing the amount of such payment by the Series C Original Issue Price. A Distribution Event is defined as the receipt by the Company of $120,000 in proceeds from a financing not involving any holder of Series C Preferred Stock, or any fiscal period in which the Company generated gross profits of $120,000 or more. All outstanding shares of Series C Preferred Stock were converted to common stock in April 2018, as discussed below. No shares of Series C Preferred Stock are outstanding as of December 31, 2018, and no such shares may be re-issued.
Gross profits of shares												$ 120,000
Stock issued shares value								$ 820,451	$ 820,451
Stock Issued shares								7,000	7,000
Aggregate of common stock shares issued, value						$ 7,000
Office [Member]
Equity (Textual)
Stock Issued shares					500,000
Unvested [Member]
Equity (Textual)
Additional paid in capital										633,250	633,250
Vesting [Member]
Equity (Textual)
Common stock for vesting award value										$ 391,552	$ 294,452